RELATED PARTIES (Details Narrative) - USD ($)							3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 22, 2024	Dec. 21, 2023	Feb. 22, 2023	Dec. 29, 2022	Jun. 03, 2022	Feb. 07, 2022	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Apr. 15, 2024	Mar. 12, 2024	Apr. 18, 2023
Related Party Transaction [Line Items]
Due to related party							$ 604,294		$ 604,294		$ 516,883	$ 174,837
Unsecured promissory note					$ 150,000
Outstanding balance							0		0		0	0
Professional fees											120,000	120,000
Outstanding amount of service fee											0	96,129
Annual website service fees	$ 537		$ 784								559	784
Related Party [Member]
Related Party Transaction [Line Items]
Loan borrowed							558,326		558,326		507,046
TenX Global Capital LP [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity														$ 400,000
Loan borrowed							338,326		338,326		287,046	0
Extension Note [Member]
Related Party Transaction [Line Items]
Loan borrowed		$ 165,000											$ 715,000
Amount drawdowns used for extension payments		$ 715,000
Extension Note [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Loan borrowed							220,000		220,000		220,000	$ 165,000
AlphaVest Holding, LP [Member] | Peace Capital Limited [Member]
Related Party Transaction [Line Items]
Transferred shares															1,035,000
Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Sale of stock, number of shares issued				40,500
Founder Shares [Member]
Related Party Transaction [Line Items]
Sale of stock, number of shares issued						1,725,000
Deferred offering costs						$ 25,000
Founder Shares [Member] | Over-Allotment Option [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Shares subject to forfeiture to underwriters						225,000
TenX Global Capital LP [Member]
Related Party Transaction [Line Items]
Payment for administrative services									10,000
Administrative services							30,000	$ 30,000	90,000	$ 90,000
Website service fees							$ 102	$ 134	$ 511	$ 425
Administrative expenses											$ 10,000